Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Component of Income Tax Expense	The Company estimates its tax liability based upon its understanding of the tax laws of the various countries in which it operates. Income tax expense for 2020, 2019 and 2018 consisted of the following:

	2020	2019	2018
Current
Bermuda	—	$—	$—
Foreign	446	499	1,407
	446	499	1,407
Deferred
Bermuda	—	—	—
Foreign	(819)	1,449	618
	(819)	1,449	618
	$(374)	$1,948	$2,025

Components of Income Before Income Taxes and Noncontrolling Interest	The components of income before income taxes and noncontrolling interest were as follows:
	2020	2019	2018
Bermuda sources	$—	$—	$—
Foreign sources	73,299	58,504	56,275
	$73,299	$58,504	$56,275

Reconciliation of Differences between Bermuda Statutory Income Tax Rate and Effective Tax Rate

A reconciliation of the differences between the Bermuda statutory income tax rate and the effective tax rate as provided in the consolidated statements of operations is as follows:

	2020		2019		2018
Bermuda tax rate	$—	0.00%	$—	0.00%	$—	0.00%
Foreign tax rate	(1,291)	(1.76)%	188	0.32%	(142)	(0.25)%
Tax uncertainties	917	1.25%	1,760	3.01%	2,167	3.85%
	$(374)	(0.51)%	$1,948	3.33%	$2,025	3.60%

The components of income tax expense and effective tax rate were as follows:

	2020		2019		2018
Income before income tax and noncontrolling interests	$73,299		$58,504		$56,275

Tax uncertainties	$917	1.25%	$1,760	3.01%	$2,167	3.85%
Foreign taxes
Stock base compensation	8	0.01%	405	0.69%	128	0.23%
Adjustment for prior years	47	0.06%	270	0.46%	367	0.65%
Foreign derived intangible income	(112)	(0.15)%	(77)	(0.13)%	(199)	(0.35)%
Valuation allowance	67	0.09%	315	0.54%	272	0.48%
Foreign rate difference	(1,333)	(1.82)%	(778)	(1.33)%	(758)	(1.35)%
Other	32	0.04%	53	0.09%	48	0.09%
	(1,291)	(1.76)%	188	0.32%	(142)	(0.25)%
	$(374)	(0.51)%	$1,948	3.33%	$2,025	3.60%

Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2020 and 2019 are presented below:

	2020	2019
Deferred tax assets
Net operating loss carryforwards	$19,284	$19,410
Other	1,457	1,568
	20,741	20,978
Valuation allowance	(382)	(707)
Deferred tax assets	20,359	20,271
Deferred tax liabilities
Containers, net	25,043	25,975
Other	654	697
Deferred tax liabilities	25,697	26,672
Net deferred tax liabilities	$5,338	$6,401

Reconciliation of Beginning and Ending Unrecognized Tax Benefit Amount

A reconciliation of the beginning and ending unrecognized tax benefit amounts for 2020 and 2019 are as follows:

Balance at December 31, 2018	$18,145
Decreases related to prior year tax positions	(82)
Increases related to current year tax positions	2,922
Lapse of statute of limitations	(1,343)
Balance at December 31, 2019	$19,642
Increases related to prior year tax positions	19
Increases related to current year tax positions	2,357
Lapse of statute of limitations	(1,444)
Balance at December 31, 2020	$20,575